ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill		$ 22,104	$ 20,227
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		749
Accounts receivable and other		5,556
Inventory		340
Equity accounted investments		338
Investment properties		6,788
Identifiable intangible assets recognised as of acquisition date		5,723
Goodwill		2,733
Deferred income tax assets		44
Total assets		23,724
Accounts payable and other		(1,156)
Non-recourse borrowings		(6,784)
Deferred income tax liabilities		(1,174)
Non-controlling interests		(1,785)
Total liabilities		(10,899)
Identifiable assets acquired (liabilities assumed)		12,825
Consideration transferred, acquisition-date fair value		12,825
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		424
Accounts receivable and other		209
Inventory		0
Equity accounted investments		0
Investment properties		6,788
Property, plant and equipment		43
Identifiable intangible assets recognised as of acquisition date		0
Goodwill		242
Deferred income tax assets		0
Total assets		7,706
Accounts payable and other		(286)
Non-recourse borrowings		(2,174)
Deferred income tax liabilities		(419)
Non-controlling interests		(1,720)
Total liabilities		(4,599)
Identifiable assets acquired (liabilities assumed)		3,107
Consideration transferred, acquisition-date fair value		3,107
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		27
Accounts receivable and other		146
Inventory		29
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		713
Identifiable intangible assets recognised as of acquisition date		0
Goodwill		264
Deferred income tax assets		1
Total assets		1,180
Accounts payable and other		(105)
Non-recourse borrowings		(53)
Deferred income tax liabilities		(68)
Non-controlling interests		0
Total liabilities		(226)
Identifiable assets acquired (liabilities assumed)		954
Consideration transferred, acquisition-date fair value		954
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		294
Accounts receivable and other		5,190
Inventory		311
Equity accounted investments		338
Investment properties		0
Property, plant and equipment		663
Identifiable intangible assets recognised as of acquisition date		5,651
Goodwill		2,124
Deferred income tax assets		43
Total assets		14,614
Accounts payable and other		(737)
Non-recourse borrowings		(4,542)
Deferred income tax liabilities		(670)
Non-controlling interests		(1)
Total liabilities		(5,950)
Identifiable assets acquired (liabilities assumed)		8,664
Consideration transferred, acquisition-date fair value		8,664
Total | Infrastructure and Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		4
Accounts receivable and other		11
Inventory		0
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		34
Identifiable intangible assets recognised as of acquisition date		72
Goodwill		103
Deferred income tax assets	$ 0
Total assets		224
Accounts payable and other		(28)
Non-recourse borrowings		(15)
Deferred income tax liabilities		(17)
Non-controlling interests		(64)
Total liabilities		(124)
Identifiable assets acquired (liabilities assumed)		100
Consideration transferred, acquisition-date fair value		$ 100